TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended										12 Months Ended								12 Months Ended
	Jan. 31, 2011	Apr. 30, 2010	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Subprime Portfolio I		Dec. 31, 2013 Subprime Portfolio II		Dec. 31, 2013 Manager	Dec. 31, 2012 Manager	Dec. 31, 2013 Blue Harbor	Dec. 31, 2012 Blue Harbor	Dec. 31, 2013 Holiday	Dec. 31, 2013 Affiliates	Dec. 31, 2012 Affiliates	Dec. 31, 2011 Affiliates	Dec. 31, 2013 Senior Living Assets - Tranche 1	Dec. 31, 2013 Senior Living Assets - Tranche 2
Manager Advisory Fee			1.50%										1.50%
Incentive compensation percentage			$ 0.025										$ 0.025
Simple interest rate in incentive calculation			10.00%										10.00%
Management fees paid, as a percentage of effective gross income																													5% of effective gross income	6% of the property’s gross income for the first two years and 7% thereafter
Management Fees													$ 32,600	[1]	$ 24,200	[1]					$ 27,600	$ 23,100	$ 3,500	$ 1,100	$ 1,500
Reimbursements paid to Senior Housing Managers													23,900		7,900
Shares held by Fortress and affiliates in Newcastle			6,400,000										6,400,000
Stock Options outstanding			30,542,553					13,409,275					30,542,553		13,409,275						27,492,983	9,685,338
Due to affiliates			5,878					3,579					5,878		3,579
Servicing fee percentage																	0.50%		0.50%
Total securitized loans (unpaid principal balance)			879,281	[2]									879,281	[2]			372,661	[2]	506,620	[2]
Cash investments made in affiliates or related companies	47,000	7,500
Expected yield		22.00%
Origination fee	2.00%
Real estate securities			984,263	[3]				1,691,575	[3]				984,263	[3]	1,691,575	[3]					185,600
Interest income			$ 42,073		$ 47,486	$ 62,824	$ 61,332	$ 59,186		$ 72,947	$ 77,956	$ 72,862	$ 213,715		$ 282,951											$ 36,500	$ 25,800	$ 22,500

[1]	During 2013, Newcastle paid management fees of $27.6 million, $3.5 million and $1.5 million to its Manager, Blue Harbor and Holiday, respectively. In 2012, Newcastle paid management fees of $23.1 million and $1.1 million to its Manager and Blue Harbor, respectively.
[2]	Average loan seasoning of 101 months and 83 months for Subprime Portfolios I and II, respectively, at December 31, 2013.
[3]	See Note 13 regarding the estimation of fair value, which is equal to carrying value for all securities.